Summary of Liabilities for Variable Contract Guarantees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	$ 388,015	$ 1,626,001
Incurred guaranteed benefits	1,632,792	(1,149,858)
Paid guaranteed benefits	(25,469)	(88,128)
Ending balance	1,995,338	388,015
Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	67,937	76,041
Incurred guaranteed benefits	28,860	4,608
Paid guaranteed benefits	(10,375)	(12,712)
Ending balance	86,422	67,937
Guaranteed Minimum Income Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	166,333	246,392
Incurred guaranteed benefits	(8,003)	(75,489)
Paid guaranteed benefits	(5,551)	(4,570)
Ending balance	152,779	166,333
Guaranteed Minimum Accumulation Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	107,973	345,703
Incurred guaranteed benefits	166,427	(166,884)
Paid guaranteed benefits	(9,543)	(70,846)
Ending balance	264,857	107,973
Guaranteed Minimum Withdrawal Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	45,772	957,865
Incurred guaranteed benefits	1,445,508	(912,093)
Ending balance	$ 1,491,280	$ 45,772